(14) INTANGIBLE ASSETS (Details 5) - Business combinations [Member] - RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] R$ in Thousands	Oct. 31, 2016 BRL (R$)
Statement Line Items [Line Items]
Consideration paid, net	R$ 1,591,839
Cash and cash equivalent balances acquired	(95,164)
Cash and cash equivalent transferred, net	R$ 1,496,675